Business Combination	12 Months Ended
Dec. 31, 2022
Business Combinations [Abstract]
BUSINESS COMBINATION

17. BUSINESS COMBINATION

2020 Acquisition

On November 1, 2020(the “2020 Acquisition Date”), the Group completed its acquisition of 100% equity interest of Huailai Huizhi Construction Co., Ltd. (“Huizhi”) for purchase consideration of RMB39,612, to enhance its data center construction expertise to generate cost savings for colocation services.

The acquisition was accounted for as a business combination. Goodwill recognized represents the expected synergies from integrating Huizhi’s operation with the Group’s existing IDC colocation services, and is not tax deductible. The purchase price allocation for the acquisition is based on a valuation determined by the Group with the assistance of an independent appraiser. The following table summarizes the fair values of the assets acquired and liabilities assumed on the 2020 Acquisition Date:

RMB
Purchase consideration	39,612
Settlement of accounts payable due to Huizhi	(174,695)
Total purchase consideration	(135,083)
Less:
Cash and cash equivalents	16,008
Other current assets	24,085
Property and equipment, net	641
Other non-current assets	1,022
Current liabilities	(183,402)
Goodwill	6,563

The actual results of operations after the 2020 Acquisition Date and pro-forma results of operations for this acquisition have not been presented because the effects of this acquisition were insignificant after elimination of the transactions between the Group and Huizhi.

17. BUSINESS COMBINATION (Continued)

2022 Acquisition

On March 29, 2022 (the “2022 Acquisition Date”), the Group completed its acquisition of 100% equity interest of Bridge Data Centres (Thailand) Ltd. (“BDC Thailand”) for a cash purchase consideration of RMB71,055 (US$10,302) to expand its data center operation in Thailand.

The acquisition was accounted for as a business combination. Goodwill recognized represents the expected synergies from integrating BDC Thailand’s operation with the Group’s existing IDC colocation services, and is not tax deductible. The purchase price allocation for the acquisition is based on a valuation determined by the Group with the assistance of an independent appraiser. The following table summarizes the fair values of the assets acquired and liabilities assumed on the 2022 Acquisition Date:

	RMB	USD
Purchase consideration	71,055	10,302
Less:
Prepayments and other current assets	27	4
Property and equipment, net	36,880	5,347
Operating lease right-of-use assets	18,478	2,679
Intangible assets, net	427	62
Accrued expenses and other current liabilities	(27)	(4)
Operating lease liabilities	(15,732)	(2,281)
Deferred tax liabilities	(2,877)	(417)
Goodwill	33,879	4,912

The actual results of operations after the 2022 Acquisition Date and pro-forma results of operations for this acquisition have not been presented because the effects of this acquisition were insignificant.